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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                      HIGH
                                     INCOME
                                     TRUST

                                   Semiannual
                                     Report

                                    9/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Performance Update                                                          3

Portfolio Management Discussion                                             4

Schedule of Investments                                                     8

Financial Statements                                                       18

Notes to Financial Statements                                              22

Pioneer Family of Mutual Funds                                             31

Trustees, Officers and Service Providers                                   32

Pioneer High Income Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

As always, thank you for your investment in Pioneer High Income Trust.

Respectfully,

/s/ Osbert M. Hood
-----------------------------------
Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust
PORTFOLIO SUMMARY 9/30/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

Corporate Bonds & Notes                                         83.5%
Temporary Cash Investments                                       6.4%
Municipal Bonds                                                  6.0%
Convertible Bonds                                                2.4%
Sovereign Debt Obligations                                       1.7%

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[REPRESENTATION OF PIE CHART]

0-1 Year                                                         4.4%
1-3 Years                                                       19.1%
3-4 Years                                                       20.9%
4-6 Years                                                       44.3%
6-8 Years                                                        7.1%
8+ Years                                                         4.2%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.   Xerox Capital Trust I, 8.0%, 2/1/27                       2.18%
 2.   Baytex Energy, Ltd., 9.625%, 7/15/10                      1.91
 3.   Huntsman International LLC, 10.125%, 7/1/09               1.81
 4.   IVAX Corp., 4.5%, 5/15/08                                 1.77
 5.   Burns, Philip Capital Property, Ltd., 9.75%, 7/15/12      1.71
 6.   GATX Financial Corp., 8.875%, 6/1/09                      1.64
 7.   TSI Telecommunication Services, Inc., 12.75%, 2/1/09      1.59
 8.   Alamosa Delaware, Inc., 0.0%, 7/31/09                     1.56
 9.   Seabulk International, Inc., 9.5%, 8/15/13                1.48
10.   OM Group, Inc., 9.25%, 12/15/11                           1.32

*This list excludes temporary cash and derivative investments. Trust holdings will vary for other periods.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share          9/30/04      3/31/04
                          $16.57       $16.57

Net Asset Value
per Common Share          9/30/04      3/31/04
                          $16.03       $16.20

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/04 - 9/30/04)        Income       Capital Gains   Capital Gains
                          $0.825       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

Average Annual Total Returns
(As of September 30, 2004)

                    Net Asset     Market
Period                Value       Price
Life-of-Trust
(4/25/02)            16.77%       16.16%
1 Year               17.80        20.26

[The following data is represented as a mountain chart in the printed material.]


Value of $10,000 Investment

         Pioneer High    Merrill Lynch
         Income Trust      High Yield
                           Master II
                             Index

4/02        10,000          10,000
3/03        10,457          10,171
3/04        14,056          12,429
9/04        14,398          12,899

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value (NAV), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed end funds, unlike open-end funds, are not continuously offered. Once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities and preferred shares divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

As the U.S. economy expanded, corporate profits increased and the overall credit quality of corporate bonds strengthened during the six-month period ending September 30, 2004. During the same period, emerging market bonds also performed strongly, as an expanding global economy created strong demand for products such as raw materials. The following is an interview with Kenneth J. Taubes and Andrew Feltus, who discuss the performance of High Income Trust during the period. Mr. Taubes is director of the Pioneer's Fixed Income Group, and Mr. Feltus is a member of the team responsible for the daily management of the Trust.

Q:  How did the Fund perform?

A: The Trust continued to perform well, benefiting from continued strength in the high-yield corporate and emerging-market bond markets. For the six months ended September 30, 2004, Pioneer High Income Trust had a total return of 4.29% at net asset value and 5.40% at market price, with a premium of market price-to-net asset value of 3.4% on September 30, 2004. The benchmark Merrill Lynch High Yield Master II Index returned 3.79% during the same six months. The Trust also delivered generous current income. On September 30, 2004, the SEC 30-day yield of High Income Trust was 10.78%.

Q:  What was the investment environment like during the six months?

A: Supported by the accommodative monetary policy of the U.S. Federal Reserve, the U.S. economy continued to grow. Steady improvement in corporate capital spending became the primary driver of this expansion after a prolonged period in which persistent consumer spending had been the principal factor sustaining the economy. Finally, corporations began rebuilding depleted inventories and increasing investments for expansion. Gross domestic product in the United States grew at an annual rate of 3.3% during the second quarter of 2004 after growing at a rate of 4.5% in the first quarter. Outside the United States, vigorous growth in China helped stimulate other economies in Asia and in materials-rich regions such as Latin America.

    While the Federal Reserve began to raise short-term interest rates in the United States gradually to diminish the chances of an over-heated economy sparking new inflationary pressures, inflation was

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    not a significant issue. Inflation remained modest when viewed from an historical perspective.

Q:  What were the principal strategies during the period?

A: With a backdrop of strong economic growth, we tilted the portfolio toward the bonds of more cyclical companies, including those in the chemicals and materials industries. At the end of the period, 16.9% of Trust assets were invested in bonds from the industrials sector and 14.4% in the materials sector. We also saw opportunities in the telecommunications services industries, especially wireless service providers that were able to accelerate their earnings growth as they added new subscribers. We maintained strong exposure to the emerging markets, particularly in countries exporting raw materials such as oil, iron ore and copper, as well as to foreign nations such as Canada that benefited from rising prices of oils and basic materials. At the end of the six-month period, 65.5% of portfolio assets were invested in domestic high-yield securities and another 20% were invested in foreign markets, including about 10% in emerging markets such as Brazil and Russia.

    We continued to be 26% leveraged and made no changes to this position. The spread between the short-term rate at which we borrow and the high-yield bonds in which we invest was still attractive and allowed us to generate greater income.

Q:  What types of investments helped performance during the six months?

A: Our investments in the bonds of more cyclical companies proved particularly successful. Bonds of chemical companies Huntsman International and Lyondell performed particularly well. In the materials industries, bonds of mining company Freeport-McMoRan and steel companies CSN and Inland Steel. In the telecommunications services sector, several Sprint affiliates contributed, as did Mobil Telesystems of Russia and Mobilfon of Romania. The bonds of several European cable companies also helped, including NTL Cable of the United Kingdom and Kabel Deutschland of
    Germany. Within the shipping industry, investments that supported Trust performance included bonds of Ship Finance, based in Norway, CP Ships of Canada and Horizon Lines of the United States.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                            (continued)
--------------------------------------------------------------------------------

Q:  What types of investments detracted from performance?

A: Holding back performance were several investments in the airline industry. While airline revenues increased, the industry nevertheless struggled with higher energy prices that it could not pass along to its customers. Our investment in U.S. Air lost value when the company filed for bankruptcy protection. We believe, however, that our investment still had value, as it was backed by gate leases in Charlotte, N.C., and we retained the holding.

Q:  What is your investment outlook?

A: We continue to be optimistic about the outlook for high-yield securities in an environment of economic expansion. As corporate profits increase, overall credit quality improves. It may be unrealistic, however, to expect significant price appreciation in the high yield bond market. While fundamentals are strong, the prices of many corporate securities are not cheap.

    Up to this point, the Trust has had no difficulty paying its dividend. However, as business conditions continue to improve, more high-yield issuers can be expected to call back their existing bonds. When this happens, we may find that we are investing in lower-yielding bonds, which eventually could affect the Trust's dividend. Likewise, a strong economy would also lead to rising short-term rates, which would ultimately pressure the ability to pay the current dividend.

    In this environment, we anticipate continuing to pay close attention to fundamental analysis and individual security selection and intend to avoid taking on undue risks.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Trust will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Trust's investment objective is a high level of current income. The Trust may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective. There can be no assurance that the Trust will achieve its investment objectives. Under normal market conditions, the Trust invests at least 80% of its assets (net assets plus borrowing for investment purposes) in below investment grade (high yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in high yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. Risks of the investing in the Trust are discussed in greater detail in the Trust's registrations statement on Form N-2 relating to its common shares, which was filed with the Securities and Exchange Commission on April 29, 2002.

The Trust's total return at net asset value for the six months ended September 30, 2004, after net expenses and dividends to the preferred shareowners, was 4.29%. The Trust's total return for the six months ended September 30, 2004 based on changes in market price was 5.40%.

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount                 S&P/Moody's
USD ($)                Ratings                                                                     Value
                                    CORPORATE BONDS & NOTES - 116.8% of Net Assets
                                    Energy - 9.9%
                                    Energy Equipment & Services - 3.5%
       3,985,000       B-/B2        Parker Drilling Co., 9.625%, 10/1/13                   $   4,443,275
       8,000,000       B/B2         Seabulk International, Inc., 9.5%, 8/15/13                 8,340,000
       1,938,000       B/B3         Transmontaigne, Inc., 9.125%, 6/1/10                       2,175,405
                                                                                           -------------
                                                                                           $  14,958,680
                                                                                           -------------
                                    Oil & Gas - 6.4%
       9,984,000       B-/B3        Baytex Energy, Ltd., 9.625%, 7/15/10                   $  10,732,800
       2,500,000       B/B2         Dresser, Inc., 9.375%, 4/15/11                             2,750,000
       5,000,000       B+/B2        Energy Partners, Ltd., 8.75%, 8/1/10                       5,425,000
       6,000,000       B/B3         Paramount Resources, Ltd., 8.875%, 7/15/14                 6,600,000
       2,000,000       B-/B3        Petro Stopping Centers LP, 9.0%, 2/15/12                   2,120,000
                                                                                           -------------
                                                                                           $  27,627,800
                                                                                           -------------
                                    Total Energy                                           $  42,586,480
                                                                                           -------------
                                    Materials - 18.8%
                                    Chemicals - 10.8%
         750,000       B+/B1        ARCO Chemical Co., 9.375%, 12/15/05                    $     776,250
       4,635,000       B+/B1        ARCO Chemical Co., 9.8%, 2/1/20                            4,831,987
       1,000,000       BB-/NR       Braskem SA, 11.75%, 1/22/14                                1,075,000
       5,800,000       BB+/Baa3     Ferro Corp., 7.125%, 4/1/28                                5,738,027
 EURO  7,875,000       CCC+/Caa1    Huntsman International LLC, 10.125%, 7/1/09               10,171,980
       4,500,000       BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                             5,175,000
       7,100,000       B-/Caa1      OM Group, Inc., 9.25%, 12/15/11                            7,401,750
         400,000       B-/B3        Resolution Performance Products LLC, 9.5%, 4/15/10           413,000
       5,750,000(e)    CCC+/Caa2    Resolution Performance Products LLC, 13.5%,
                                      11/15/10                                                 5,577,500
 EURO  4,970,000       NR/Caa1      Rhodia SA, 9.25%, 6/1/11                                   5,308,556
                                                                                           -------------
                                                                                           $  46,469,050
                                                                                           -------------
                                    Construction Materials - 1.6%
       6,000,000       BB-/B1       Texas Industries, Inc., 10.25%, 6/15/11                $   6,900,000
                                                                                           -------------
                                    Containers & Packaging - 3.7%
       1,000,000(e)    B/Caa1       Constar International, Inc., 11.0%, 12/1/12            $     945,000
       2,000,000       B+/B1        Crown Euro Holdings SA, 9.5%, 3/1/11                       2,230,000
 EURO  1,950,000       B+/NR        Crown Euro Holdings SA, 10.25%, 3/1/11                     2,754,911
         800,000       CCC+/Caa2    Graham Packaging Co., Inc., 9.875%, 10/15/14
                                      (144A)                                                     819,000
       4,020,000       B+/B2        Greif Bros. Corp., 8.875%, 8/1/12                          4,482,300
       4,650,000       B+/B2        Vitro Envases, 10.75%, 7/23/11 (144A)                      4,557,000
                                                                                           -------------
                                                                                           $  15,788,211
                                                                                           -------------

8     The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

Principal
Amount                   S&P/Moody's
USD ($)                  Ratings                                                                  Value
                                    Metals & Mining - 2.7%
       3,880,000       BB-/B1       CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)          $ 3,889,700
       1,805,000       BB-/B1       CSN Islands IX Corp., 10.0%, 1/15/15 (144A)               1,805,000
       5,035,000       B/B2         Freeport-McMoRan Copper & Gold, Inc.,
                                      10.125%, 2/1/10                                         5,695,844
                                                                                            -----------
                                                                                            $11,390,544
                                                                                            -----------
                                    Total Materials                                         $80,547,805
                                                                                            -----------
                                    Industrials - 23.3%
                                    Aerospace & Defense - 2.0%
       7,000,000       CCC+/Caa2    Hexcel Corp., 9.75%, 1/15/09                            $ 7,350,000
       1,125,000       B/B3         K&F Industries, Inc., Series B, 9.625%, 12/15/10          1,251,563
                                                                                            -----------
                                                                                            $ 8,601,563
                                                                                            -----------
                                    Building Products - 0.1%
         500,000       B-/B3        U.S. Concrete, Inc., 8.375%, 4/1/14                     $   522,500
                                                                                            -----------
                                    Construction & Engineering - 4.5%
NOK   27,300,000(b)    NR/NR        Kvaerner ASA, 0.0%, 10/30/11                            $ 2,920,003
       8,897,000(b)    NR/NR        Kvaerner ASA, 0.0%, 10/30/11                              6,405,840
       6,645,000       B+/B2        North American Energy Partners, 8.75%,
                                      12/1/11 (144A)                                          6,478,875
       3,400,000(e)    BB-/Ba3      Shaw Group, Inc., 10.75%, 3/15/10                         3,570,000
                                                                                            -----------
                                                                                            $19,374,718
                                                                                            -----------
                                    Electrical Equipment - 1.1%
       4,594,787       NR/NR        Ormat Funding Corp, 8.25%, 12/30/20 (144A)              $ 4,548,839
                                                                                            -----------
                                    Machinery - 1.8%
       3,300,000       B-/B3        American Rock Salt Co., LLC, 9.5%, 3/15/14 (144A)       $ 3,415,500
       1,980,000       B/B3         Hines Nurseries, Inc., 10.25%, 10/1/11                    2,098,800
       1,875,000       B/B2         Manitowac Co., Inc., 10.5%, 8/1/12                        2,160,938
                                                                                            -----------
                                                                                            $ 7,675,238
                                                                                            -----------
                                    Commercial Services & Supplies - 5.3%
       1,850,000       B/B2         Brickman Group, Ltd., Series B, 11.75%, 12/15/09        $ 2,136,750
       3,250,000       B-/B3        Cornell Companies, Inc., 10.75%, 7/1/12 (144A)            3,258,125
       6,555,000       B-/B3        IESI Corp., 10.25%, 6/15/12                               7,079,400
       1,700,000       B/B1         Sheridan Group, Inc., 10.25%, 8/15/11 (144A)              1,840,250
       5,650,000(e)    B+/B2        United Rentals North America, Inc., 7.75%, 11/15/13       5,296,875
       3,250,000       CCC/Ca       Waste Services, Inc., 9.5%, 4/15/14 (144A)                3,087,500
                                                                                            -----------
                                                                                            $22,698,900
                                                                                            -----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount                S&P/Moody's
USD ($)               Ratings                                                                       Value
                                   Airlines - 3.6%
      1,100,000       NR/B3        American Airlines, Inc., 10.38%, 3/4/06                   $    991,375
      2,065,000(e)    CCC/Caa2     AMR Corp., 9.0%, 8/1/12                                      1,259,650
      1,000,000       CCC/Caa2     AMR Corp., 9.0%, 9/15/16                                       580,000
      2,640,000       CCC/Caa2     AMR Corp., 9.8%, 10/1/21                                     1,452,000
      2,000,000       CCC/Caa2     AMR Corp., 10.2%, 3/15/20                                    1,100,000
      4,100,000       B/B3         Continental Airlines, Inc., Series D, 7.568%, 12/1/06        3,001,503
      4,885,000       CCC+/Caa1    Northwest Airlines, Inc., 8.7%, 3/15/07                      3,566,050
      2,450,000(e)    CCC+/Caa1    Northwest Airlines, Inc., 9.875%, 3/15/07                    1,849,750
      2,500,000(e)    CCC+/Caa1    Northwest Airlines, Inc., 10.0%, 2/1/09                      1,725,000
                                                                                             ------------
                                                                                             $ 15,525,328
                                                                                             ------------
                                   Marine - 3.2%
      5,000,000       BB+/Ba3      CP Ships, Ltd., 10.375%, 7/15/12                          $  5,725,000
      1,300,000       B-/B3        Horizon Lines LLC, 9.0%, 11/1/12 (144A)                      1,371,500
      6,850,000       B/B1         Ship Finance International, Ltd., 8.5%, 12/15/13             6,815,750
                                                                                             ------------
                                                                                             $ 13,912,250
                                                                                             ------------
                                   Road & Rail - 1.7%
      4,275,000       B/B3         Atlantic Express Transportation, 12.0%,
                                     4/15/08 (144A)                                          $  4,189,500
        400,000       B/B2         Grupo Transportacion Ferroviaria Mexicana,
                                     SA de CV, 10.25%, 6/15/07                                    414,000
      2,550,000       B/B2         Grupo Transportacion Ferroviaria Mexicana,
                                     SA de CV, 11.75%, 6/15/09                                  2,575,500
                                                                                             ------------
                                                                                             $  7,179,000
                                                                                             ------------
                                   Total Industrials                                         $100,038,336
                                                                                             ------------
                                   Consumer Discretionary - 14.0%
                                   Automobiles & Components - 1.8%
      4,350,000(a)    D/Caa3       Intermet Corp., 9.75%, 6/15/09                            $  1,674,750
      2,500,000(e)    B/Caa1       Metaldyne Corp., 11.0%, 6/15/12                              1,987,500
      4,000,000       B/Caa1       Stanadyne Corp., 10.0%, 8/15/14 (144A)                       4,160,000
                                                                                             ------------
                                                                                             $  7,822,250
                                                                                             ------------
                                   Leisure Equipment & Products - 1.1%
      4,625,000       B/B3         Clean Harbors, Inc., 11.25%, 7/15/12 (144A)               $  4,879,375
                                                                                             ------------
                                   Textiles - 1.6%
      4,000,000       B+/B1        Invista, 9.25%, 5/1/12 (144A)                             $  4,270,000
      3,700,000(b)    B-/Caa2      Jostens Holding Corp, 0.0%, 12/1/13                          2,543,750
                                                                                             ------------
                                                                                             $  6,813,750
                                                                                             ------------

10    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                 S&P/Moody's
USD ($)                Ratings                                                                    Value
                                    Hotels, Restaurants & Leisure - 3.1%
       1,600,000       BB-/Ba3      Grupo Posadas SA, 8.75%, 10/4/11 (144A)                 $ 1,632,000
       2,990,000       CCC+/B2      MeriStar Hospitality Operating Partnership, L.P.,
                                      10.5%, 6/15/09                                          3,274,050
       1,500,000       CCC+/Caa1    Pinnacle Entertainment, Inc., 8.25%, 3/15/12              1,503,750
       2,485,000       CCC+/Caa1    Pinnacle Entertainment, Inc., 8.75%, 10/1/13              2,547,125
       2,500,000       CCC+/B3      True Temper Sports, Inc., 8.375%, 9/15/11                 2,325,000
       1,875,000       B+/B1        Turning Stone Casino Resort Enterprise, 9.125%,
                                    12/15/10 (144A)                                           2,025,000
                                                                                            -----------
                                                                                            $13,306,925
                                                                                            -----------
                                    Media - 3.1%
       2,402,000       BB-/Ba3      EchoStar DBS Corp., 9.125%, 1/15/09                     $ 2,672,225
 EURO  3,750,000       B/B2         Kabel Deutschland Gmbh, 10.75%, 7/1/14 (144A)             5,111,606
       3,000,000       B-/B3        LodgeNet Entertainment Corp., 9.5%, 6/15/13               3,270,000
       2,000,000       B-/B3        Vertis, Inc., 10.875%, 6/15/09                            2,150,000
                                                                                            -----------
                                                                                            $13,203,831
                                                                                            -----------
                                    Distributors - 1.4%
       1,000,000       B-/B3        Wesco Distribution, Inc., 9.125%, 6/1/08                $ 1,031,250
       4,725,000       B-/B3        Wesco Distribution, Inc., Series B, 9.125%, 6/1/08        4,872,656
                                                                                            -----------
                                                                                            $ 5,903,906
                                                                                            -----------
                                    Multiline Retail - 1.0%
       3,800,000       BB+/Ba3      J.C. Penney Co., Inc., 8.125%, 4/1/27                   $ 4,180,000
                                                                                            -----------
                                    Specialty Retail - 0.9%
       3,840,000       B/B3         Asbury Automotive Group, Inc., 9.0%, 6/15/12            $ 4,051,200
                                                                                            -----------
                                    Total Consumer Discretionary                            $60,161,237
                                                                                            -----------
                                    Consumer Staples - 8.2%
                                    Food & Staples Retailing - 3.0%
       5,750,000(e)    CCC/Caa1     Doane Pet Care Co., 9.75%, 5/15/07                      $ 5,505,625
       4,500,000       CCC+/B3      Duane Reade, Inc., 9.75%, 8/1/11 (144A)                   4,252,500
       2,880,000       B+/ B2       Wornick Co., 10.875%, 7/15/11 (144A)                      3,081,600
                                                                                            -----------
                                                                                            $12,839,725
                                                                                            -----------
                                    Beverages - 1.7%
       5,885,000       BBB-/Baa3    Cia Brasileira de Bebida, 10.5%, 12/15/11               $ 7,253,263
                                                                                            -----------
                                    Food Products - 2.2%
       9,000,000       B-/B3        Burns, Philp Capital Property, Ltd., 9.75%, 7/15/12     $ 9,630,000
                                                                                            -----------
                                    Household Products - 1.3%
       5,625,000       B-/B3        Solo Cup Co., 8.5%, 2/15/14                             $ 5,540,625
                                                                                            -----------
                                    Total Consumer Staples                                  $35,263,613
                                                                                            -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount                 S&P/Moody's
USD ($)                Ratings                                                                Value
                                    Health Care - 6.1%
                                    Biotechnology - 0.7%
       3,000,000       B-/Caa1      Polypore, Inc., 8.75%, 5/15/12 (144A)               $ 3,112,500
                                                                                        -----------
                                    Health Care Providers & Services - 5.4%
       5,485,000       B-/B3        Ardent Health Services, 10.0%, 8/15/13              $ 5,622,125
       5,360,000       B-/B3        Curative Health Services, Inc., 10.75%, 5/1/11        4,904,400
       1,500,000       B/B1         National Nephrology Associates, Inc., 9.0%,
                                      11/1/11 (144A)                                      1,734,375
       3,985,000       B/B2         NDCHealth Corp., 10.5%, 12/1/12                       4,353,613
       2,335,000       BBB-/Ba3     PacifiCare Health Systems, Inc., 10.75%, 6/1/09       2,691,088
       4,000,000       B-/B3        Team Health, Inc., 9.0%, 4/1/12 (144A)                3,980,000
                                                                                        -----------
                                                                                        $23,285,601
                                                                                        -----------
                                    Total Health Care                                   $26,398,101
                                                                                        -----------
                                    Financials - 16.3%
                                    Diversified Financials - 9.7%
       8,512,000(b)    CCC/Caa1     Alamosa Delaware, Inc., 0.0%, 7/31/09               $ 8,767,360
       3,500,000       B-/Caa1      Allied Security Escrow, 11.375%, 7/15/11 (144A)       3,675,000
       2,450,000       B-/ B3       Consolidated Communications Illinois/Texas
                                    Holdings, Inc. 9.75%, 4/1/12 (144A)                   2,511,250
       5,335,000       B/B3         Dollar Financial Group, 9.75%, 11/15/11               5,655,100
         800,000       B/B3         Dollar Financial Group, 9.75%, 11/15/11 (144A)          848,000
       7,950,000       BBB-/Baa3    GATX Financial Corp., 8.875%, 6/1/09                  9,228,996
 EURO  2,000,000       B/B3         MDP Acquisitions Plc, 10.125%, 10/1/12                2,794,500
       3,385,000       B/B1         Sheridan Group, 10.25%, 8/15/11 (144A)                3,664,263
       3,000,000(b)    B-/Caa1      Tabletop Holdings, Inc., 0.0%, 5/15/14 (144A)         1,560,000
       2,600,000       B-/B3        UGS Corp., 10.0%, 6/1/12 (144A)                       2,834,000
                                                                                        -----------
                                                                                        $41,538,469
                                                                                        -----------
                                    Capital Markets - 2.5%
 EURO  3,975,000       B-/B3        BCP Caylux Holdings, 10.375%, 6/15/14 (144A)        $ 5,319,563
       4,950,000       B/B3         Refco Finance Holdings, 9.0%, 8/1/12 (144A)           5,284,125
                                                                                        -----------
                                                                                        $10,603,688
                                                                                        -----------
                                    Insurance - 4.1%
       5,300,000       BB/Ba1       Allmerica Financial Corp., 7.625%, 10/15/25         $ 5,273,500
       3,380,000       BBB-/NR      Kingsway America, Inc., 7.5%, 2/1/14                  3,505,050
       4,000,000       BBB-/NR      Odyssey Re Holdings Corp., 7.65%, 11/1/13             4,362,804
       4,535,000       B+/B2        Presidential Life Corp., 7.875%, 2/15/09              4,535,000
                                                                                        -----------
                                                                                        $17,676,354
                                                                                        -----------
                                    Total Financials                                    $69,818,511
                                                                                        -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                 S&P/Moody's
USD ($)                Ratings                                                               Value
                                    Information Technology - 6.5%
                                    Information Technology Services - 1.2%
       5,480,000       B/B3         Stratus Technologies, Inc., 10.375%, 12/1/08       $ 4,959,400
                                                                                       -----------
                                    Communications Equipment - 1.4%
       3,500,000       CCC+/Caa1    Eschelon Operating Co., 8.375%, 3/15/10            $ 2,800,000
       2,900,000(e)    B/B2         Lucent Technologies, Inc., 7.25%, 7/15/06            3,074,000
                                                                                       -----------
                                                                                       $ 5,874,000
                                                                                       -----------
                                    Electronic Equipment & Instruments - 1.1%
         215,000       B/B2         General Cable Corp., 9.5%, 11/15/10                $   238,650
       4,000,000       BB-/Ba2      Sanmina-SCI Corp., 10.375%, 1/15/10                  4,575,000
                                                                                       -----------
                                                                                       $ 4,813,650
                                                                                       -----------
                                    Office Electronics - 2.8%
      12,425,000       B-/Ba3       Xerox Capital Trust I, 8.0%, 2/1/27                $12,238,625
                                                                                       -----------
                                    Total Information Technology                       $27,885,675
                                                                                       -----------
                                    Telecommunication Services - 12.4%
                                    Diversified Telecommunication Services - 5.1%
       2,675,000       B+/B2        GCI, Inc., 7.25%, 2/15/14                          $ 2,621,500
       2,980,000       B+/B2        Innova S de R.L., 9.375%, 9/19/13                    3,240,750
 EURO  2,385,000       B-/B3        NTL Cable Plc, 8.75%, 4/15/14 (144A)                 3,006,602
       5,375,000       CCC/B3       Primus Telecommunications Group, 8.0%, 1/15/14       3,977,500
       8,000,000       B-/B3        TSI Telecommunication Services, Inc.,
                                      12.75%, 2/1/09                                     8,960,000
                                                                                       -----------
                                                                                       $21,806,352
                                                                                       -----------
                                    Wireless Telecommunications Services - 7.3%
       1,900,000       CCC/B3       Horizon PCS, Inc., 11.375%, 7/15/12 (144A)         $ 1,976,000
       6,855,000       CCC+/B3      MetroPCS, Inc., 10.75%, 10/1/11                      7,369,125
       5,150,000       B-/B3        Mobifon Holdings BV, 12.5%, 7/31/10                  6,025,500
       3,230,000       BB-/Ba3      Mobile Telesystems, 9.75%, 1/30/08 (144A)            3,431,875
       1,400,000       BB-/Ba3      Mobile Telesystems, 10.95%, 12/21/04                 1,414,000
       2,000,000(e)    CCC/Caa2     Rural Cellular Corp., 9.75%, 1/15/10                 1,740,000
       3,250,000       NR/Baa3      Tele Norte Leste Participacoes S.A., 8.0%,
                                      12/18/13 (144A)                                    3,152,500
       6,025,000       CCC/Caa1     UbiquiTel Operating Co., 9.875%, 3/1/11              6,273,531
                                                                                       -----------
                                                                                       $31,382,531
                                                                                       -----------
                                    Total Telecommunication Services                   $53,188,883
                                                                                       -----------
                                    Utilities - 1.3%
                                    Electric Utilities - 0.5%
       2,025,000       BBB-/Baa3    Empresa Electrica Guacolda SA, 8.625%,
                                      4/30/13 (144A)                                   $ 2,278,828
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount               S&P/Moody's
USD ($)              Ratings                                                                   Value
                                  Multi-Utilities - 0.8%
     1,000,000       B/B1         Reliant Resources, Inc., 9.25%, 7/15/10               $  1,073,750
     2,300,000       B/B1         Reliant Resources, Inc., 9.5%, 7/15/13                   2,498,375
                                                                                        ------------
                                                                                        $  3,572,125
                                                                                        ------------
                                  Total Utilities                                       $  5,850,953
                                                                                        ------------
                                  TOTAL CORPORATE BONDS & NOTES
                                  (Cost $469,434,091)                                   $501,739,594
                                                                                        ------------
                                  CONVERTIBLE BONDS & NOTES - 3.4% of Net Assets
                                  Health Care - 2.3%
                                  Pharmaceuticals - 2.3%
    10,060,000       NR/NR        IVAX Corp., 4.5%, 5/15/08                             $  9,959,400
                                                                                        ------------
                                  Total Health Care                                     $  9,959,400
                                                                                        ------------
                                  Information Technology - 1.1%
                                  Communications Equipment - 0.2%
       725,000       B-/B3        Nortel Networks, 4.25%, 9/1/08                        $    699,625
                                                                                        ------------
                                  Electronic Equipment & Instruments - 0.9%
     4,000,000       B/B1         SCI Systems, Inc., 3.0%, 3/15/07                      $  3,760,000
                                                                                        ------------
                                  Total Information Technology                          $  4,459,625
                                                                                        ------------
                                  TOTAL CONVERTIBLE BONDS & NOTES
                                  (Cost $12,513,772)                                    $ 14,419,025
                                                                                        ------------
                                  MUNICIPAL BONDS - 8.4% of Net Assets
                                  Arizona - 0.5%
     2,500,000       B-/Ca        Gila County Industrial Development Authority Rev.,
                                    5.55%, 1/1/27                                       $  2,133,775
                                                                                        ------------
                                  Florida - 1.3%
     4,800,000       NR/NR        Capital Tribal Agency Rev., Seminole Tribe,
                                    10.0%, 10/1/33                                      $  5,746,656
                                                                                        ------------
                                  Indiana - 2.9%
     1,650,000       CCC+/Caa2    East Chicago Industrial Pollution Ctl. Rev.,
                                    7.0%, 1/1/14                                        $  1,577,845
     3,000,000       CCC+/Caa2    East Chicago Industrial Pollution Ctl. Rev.,
                                    7.125%, 6/1/07                                         2,967,390
     3,665,000       CCC+/Caa2    Indiana Dev. Fin. Auth. Pollution Ctl. Rev.,
                                    7.25%, 11/1/11                                         3,626,627
     4,250,000       CCC+/Caa2    Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11             4,063,723
     1,060,033(a)    NR/NR        Indianapolis, Arpt. Auth. Rev. Spl. Fac., United
                                  Airlines, Ser. A, 6.5%, 11/15/31                           132,504
                                                                                        ------------
                                                                                        $ 12,368,089
                                                                                        ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                   S&P/Moody's
USD ($)                  Ratings                                                                   Value
                                      Michigan - 0.6%
         3,000,000       NR/NR        Wayne Charter County, Spl. Arpt. Facs. Rev.,
                                        6.75%, 12/1/15                                       $ 2,528,010
                                                                                             -----------
                                      New Jersey - 1.7%
         4,525,000       B/Caa2       New Jersey Economic Dev. Auth. Rev., 7.0%,
                                        11/15/30                                             $ 3,571,130
         4,000,000       BBB/Baa3     Tobacco Settlement Financing Corp., 7.0%, 6/1/41         3,932,120
                                                                                             -----------
                                                                                             $ 7,503,250
                                                                                             -----------
                                      New York - 0.8%
         3,475,000       BB+/Ba2      New York City Ind. Dev. Agcy., British Airways Plc
                                        Proj., 7.625%, 12/1/32                               $ 3,440,285
                                                                                             -----------
                                      North Carolina - 0.6%
         4,800,000(a)    NR/NR        Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                        Airport, 5.60%, 7/1/27                               $ 1,632,000
         2,000,000(a)    NR/NR        Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                        Airport, 7.75%, 2/1/28                                   740,000
                                                                                             -----------
                                                                                             $ 2,372,000
                                                                                             -----------
                                      TOTAL MUNICIPAL BONDS
                                      (Cost $32,599,812)                                     $36,092,065
                                                                                             ===========
                                      SOVEREIGN DEBT OBLIGATIONS - 2.3% of Net Assets
                                      Brazil - 1.1%
 ITL 4,800,000,000       BB-/Ba2      Banco Nacional de Desenvolimento Bndes,
                                        8.0%, 4/28/10                                        $ 3,032,726
         1,852,977       BB-/B1       Federal Republic of Brazil-C Bonds, 8.0%, 4/15/14        1,832,223
                                                                                             ===========
                                                                                             $ 4,864,949
                                                                                             ===========
                                      Ecuador - 0.7%
         3,515,000       CCC+/Caa1    Federal Republic of Ecuador, 8.0%, 8/15/30 (144A)      $ 2,864,725
                                                                                             -----------
                                      Russia - 0.5%
         2,320,000       BB+/Baa3     Russian Federation, 5.0%, 3/31/30                      $ 2,230,100
                                                                                             -----------
                                      TOTAL SOVEREIGN DEBT OBLIGATIONS
                                      (Cost $7,602,919)                                      $ 9,959,774
                                                                                             -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                 Value
                            TEMPORARY CASH INVESTMENTS - 9.0% of Net Assets
                            Repurchase Agreement - 2.6%
11,300,000                  Greenwich Capital, 1.68%, dated 9/30/04, repur-
                            chase price of $11,300,000, plus accrued
                            interest on 10/1/04 collaterized by $16,422,000
                            U.S. Treasury Bonds, 1.625%, 3/31/05               $  11,300,000
                                                                               -------------
Shares
                            Security Lending Collateral - 6.4%
27,529,614                  Securities Lending Investment Fund, 1.74%          $  27,529,614
                                                                               -------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $38,829,614)                                 $  38,829,614
                                                                               -------------
                            TOTAL INVESTMENTS IN SECURITIES - 139.9%
                            (Cost $560,980,208) (c)(d)                         $ 601,040,072
                                                                               -------------
                            OTHER ASSETS AND LIABILITIES - (4.7)%              $ (20,509,045)
                                                                               -------------
                            PREFERRED SHARES AT REDEMPTION VALUE
                            INCLUDING DIVIDENDS PAYABLE - (35.2)%              $(151,018,860)
                                                                               -------------
                            NET ASSETS APPLICABLE TO COMMON
                            SHAREOWNERS - 100.0%                               $ 429,512,167
                                                                               =============

NR:    Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2004, the value of these securities amounted to $119,906,476 or 27.9% of total net assets.

(a)    Security is in default and is non-income producing.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $561,409,323 was as follows:

Aggregate gross unrealized gain for all investments in which there is
an excess of value over tax cost                                               $ 51,714,653
Aggregate gross unrealized loss for all investments in which there is an
excess of tax cost over value                                                   (12,083,904)
                                                                               ------------
Net unrealized gain                                                            $ 39,630,749
                                                                               ============
For financial reporting purposes net unrealized gain was $40,059,864 and cost of investments aggregated $560,980,208.

16    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(d)    Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
       United States                                                                77.9%
       Canada                                                                        5.9
       Brazil                                                                        2.7
       Norway                                                                        2.6
       Mexico                                                                        2.1
       France                                                                        1.7
       Australia                                                                     1.6
       Russia                                                                        1.2
       Romania                                                                       1.0
       Turkey                                                                        1.0
       Germany                                                                       0.9
       Great Britain                                                                 0.5
       Ecuador                                                                       0.5
       Ireland                                                                       0.4
                                                                                   -----
                                                                                   100.0%
                                                                                   =====

(e)  At September 30, 2004, the following securities were out on loan:

   Principal
      Amount     Description                                                       Market Value
-----------------------------------------------------------------------------------------------
  $1,961,750     AMR Corp., 9.0%, 8/1/12                                            $ 1,196,668
     950,000     Constar International, Inc., 11.0%, 12/1/12                            889,750
   4,750,000     Doane Pet Care Co., 9.75%, 5/15/07                                   4,548,125
   2,755,000     Lucent Technologies, Inc., 7.25%, 7/15/06                            2,920,300
   2,375,000     Metaldyne Corp., 11.0%, 6/15/12                                      1,888,125
   2,327,500     Northwest Airlines, Inc., 9.875%, 3/15/07                            1,757,262
   2,375,000     Northwest Airlines, Inc., 10.0%, 2/1/09                              1,638,750
   5,462,500     Resolution Performance Products LLC, 13.5%, 11/15/10                 5,298,625
   1,900,000     Rural Cellular Corp., 9.75%, 1/15/10                                 1,653,000
     641,250     Shaw Group, Inc., 10.75%, 3/15/10                                      673,312
   3,562,500     United Rentals North America, Inc., 7.75%, 11/15/13                    339,844
                                                                                    -----------
                                                                                    $22,803,761
                                                                                    ===========

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
EURO  Euro
ITL   Italian Lira
NOK   Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2004, aggregated $150,108,736 and $156,683,919, respectively.

The accompanying notes are an integral part of these financial statements.    17

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (including securities loaned
   of $22,803,761) (cost $560,980,208)                                 $601,040,072
  Cash                                                                    3,536,515
  Receivables -
   Investment securities sold                                               446,312
   Interest and foreign tax reclaim                                      13,096,219
   Reinvestment of distributions                                            150,474
  Prepaid expenses                                                           27,122
                                                                       ------------
       Total assets                                                    $618,296,714
                                                                       ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                     $  9,362,449
   Upon return of securities loaned                                      27,529,614
   Due to custodian - foreign currencies, at value
     (cost $161,648)                                                        163,032
   Forward foreign currency portfolio hedge contract - net                  325,567
  Due to affiliates                                                         285,471
  Accrued expenses                                                           99,554
                                                                       ------------
       Total liabilities                                               $ 37,765,687
                                                                       ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040 shares,
   including dividends payable of $18,860                              $151,018,860
                                                                       ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                      $381,251,071
  Undistributed net investment income                                     1,042,328
  Accumulated net realized gain on investments and foreign
   currency transactions                                                  7,464,891
  Net unrealized gain on investments                                     40,059,864
  Net unrealized loss on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies          (305,987)
                                                                       ------------
       Net assets applicable to common shareowners                     $429,512,167
                                                                       ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $429,512,167/26,796,886 common shares                       $      16.03
                                                                       ============

18    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04

INVESTMENT INCOME:
  Interest                                                 $ 26,832,894
  Dividends                                                      12,014
  Income from securities loaned, net                             35,762
                                                           ------------
     Total investment income                                              $ 26,880,670
                                                                          ------------
EXPENSES:
  Management fees                                          $  1,725,198
  Transfer agent fees and expenses                               34,164
  Auction agent fees                                            198,845
  Custodian fees                                                 24,210
  Registration fees                                              11,941
  Professional fees                                              68,204
  Printing expense                                               13,566
  Trustees' fees                                                  6,294
  Miscellaneous                                                  25,076
                                                           ------------
     Total expenses                                                       $  2,107,498
                                                                          ------------
       Net investment income                                              $ 24,773,172
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
   Investments                                             $  7,580,170
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          773,641   $  8,353,811
                                                           ------------   ------------
  Change in net unrealized gain (loss) on:
   Investments                                             $(13,691,619)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (786,916)  $(14,478,535)
                                                           ------------   ------------
   Net loss on investments and foreign currency
     transactions                                                         $ (6,124,724)
                                                                          ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                     $ (1,055,341)
                                                                          ------------
  Net increase in net assets applicable to common
   shareowners resulting from operations                                  $ 17,593,107
                                                                          ============

The accompanying notes are an integral part of these financial statements.    19

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04 and the Year Ended 3/31/04

                                                            Six Months
                                                              Ended
                                                             9/30/04       Year Ended
                                                           (unaudited)       3/31/04
FROM OPERATIONS:
  Net investment income                                    $ 24,773,172   $ 47,304,411
  Net realized gain on investments and foreign
   currency transactions                                      8,353,811     20,354,640
  Net unrealized gain (loss) on investments and
   foreign currency transactions                            (14,478,535)    52,659,636
  Distributions to preferred shareowners from net
   investment income                                         (1,055,341)    (1,565,017)
                                                           ------------   ------------
   Net increase in net assets applicable to common
     shareowners resulting from operations                 $ 17,593,107   $118,753,670
                                                           ------------   ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
   Net investment income ($0.83 and $1.65 per
     share, respectively)                                  $(22,090,395)  $(44,088,258)
                                                           ------------   ------------
   Total dividends to common shareowners                   $(22,090,395)  $(44,088,258)
                                                           ------------   ------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                            $    451,055   $  1,434,661
  Changes in (estimated) preferred share
   offering expenses                                              1,925       (666,972)
                                                           ------------   ------------
   Net increase in net assets applicable to
     common shareowners resulting from Trust
     share transactions                                    $    452,980   $    767,689
                                                           ------------   ------------
   Net increase (decrease) in net assets applicable
     to common shareowners                                 $ (4,044,308)  $ 75,433,101
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                       433,556,475    358,123,374
                                                           ------------   ------------
  End of period (including undistributed (distributions
   in excess of) net investment income of
   $1,042,328 and $(585,108) respectively)                 $429,512,167   $433,556,475
                                                           ============   ============

20    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended         Year      4/25/02
                                                             9/30/04        Ended        to
                                                           (unaudited)     3/31/04    3/31/03(b)
Per Common Share Operating Performance
Net asset value, beginning of period                          $  16.20    $  13.43    $  14.33+
                                                              --------    --------    --------
Increase (decrease) from investment operations: (a)
 Net investment income                                        $   0.93    $   1.77    $   1.41
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             (0.23)       2.73       (0.81)
 Distributions to preferred shareowners from net
   investment income                                             (0.04)      (0.06)      (0.04)
                                                              --------    --------    --------
 Net increase from investment operations                      $   0.66    $   4.44    $   0.56
Distributions to common shareowners:
 Net investment income                                           (0.83)      (1.65)      (1.38)
Changes in (estimated) with respect to issuance of:
 Common shares                                                       -           -       (0.03)
 Preferred shares                                                    -       (0.02)      (0.05)
                                                              --------    --------    --------
Net increase (decrease) in net asset value                    $  (0.17)   $   2.77    $  (0.90)
                                                              --------    --------    --------
Net asset value, end of period*                               $  16.03    $  16.20    $  13.43
                                                              ========    ========    ========
Market value, end of period*                                  $  16.57    $  16.57    $  14.49
                                                              --------    --------    --------
Total return++                                                    5.40%      27.33%       7.29%
Ratios to average net assets of common shareowners
 Net expenses+++                                                  0.99%**     0.96%       0.87%**
 Net investment income before preferred share dividends+++       11.70%**    11.64%      11.62%**
 Preferred share dividends                                        0.50%**     0.39%       0.37%**
 Net investment income available to common shareowners           11.20%**    11.25%      11.25%**
Portfolio turnover                                                  27%         66%         49%
Net assets of common shareowners, end of period
 (in thousands)                                               $429,512    $433,556    $358,123
Preferred shares outstanding (in thousands)                   $151,000    $151,000    $101,000
Asset coverage per preferred share, end of period             $ 96,114    $ 96,781    $113,647
Average market value per preferred share                      $ 25,000    $ 25,000    $ 25,000
Liquidation value per preferred share                         $ 25,003    $ 25,000    $ 25,003
Ratios to average net assets of common shareowners
 before reimbursement of organization expenses
 Net expenses+++                                                  0.99%**     0.96%       0.88%**
 Net investment income before preferred share
   dividends+++                                                  11.70%**    11.64%      11.61%**
 Preferred share dividends                                        0.50%**     0.39%       0.37%**
 Net investment income available to common shareowners           11.20%**    11.25%      11.24%**

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.

(b) Trust shares were first publicly offered on April 26, 2002.

* Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.

**  Annualized.

+ Net asset value immediately after the closing of the first public offering was $14.30.

++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.

+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.    21

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 25, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. "PIM", the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. The investment objective of the Trust is to seek a high level of current income and the Trust may seek capital appreciation to the extent that it is consistent with its investment objective.

The Trust invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, and expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at the last sales price on the principal exchanges where

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   they are traded. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities
   used in computing the net asset value of the Trust's shares are   determined
   as of such times. The Trust may also use the fair value of a security, including a non-U.S. security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of September 30, 2004 the Trust had no fair valued securities.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on fixed income securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

   The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

B. Foreign Currency Translation

   The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

D. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At March 31, 2004, the Trust had a net capital loss carryforward of $704,168, which will expire on March 31, 2011 if not utilized.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid to common and preferred shareowners during the year ended March 31, 2004 was as follows:

--------------------------------------------------------------------------------

                                    2004
Distributions paid from:
Ordinary Income                 $45,653,275
Net long-term capital gains               -
                                -----------
  Total taxable distribution    $45,653,275
                                -----------

--------------------------------------------------------------------------------

   The following shows components of distributable earnings on a federal income tax basis at March 31, 2004.

--------------------------------------------------------------------------------

Undistributed ordinary income      $ 2,324,461
Capital loss carryforward             (704,168)
Unrealized appreciation             53,172,715
                                   -----------
  Total                            $54,793,008
                                   -----------

--------------------------------------------------------------------------------

   The difference between book/basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, differences in the accrual of income on securities in default and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the statement of assets and liabilities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Automatic Dividend Reinvestment Plan

   All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes, which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement
PIM manages the Trust's portfolio. Management fees are calculated weekly at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. PIM pays Princeton Administrators, L.P., a monthly fee at an annual rate of 0.08% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000. Princeton Administrators, L.P. receives no compensation directly from the Trust.

3. Transfer Agents
Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Forward Foreign Currency Contracts
During the six months ended September 30, 2004, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of the portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract.

Open portfolio hedges at September 30, 2004 were as follows:
--------------------------------------------------------------------------------

                Net                                                     Net
             Contracts   In Exchange   Settlement                   Unrealized
 Currency   to Deliver       For          Date          Value          Loss
---------- ------------ ------------- ------------ -------------- --------------
EURO       21,900,000   $26,869,110   10/25/04     $27,194,677    $ (325,567)

--------------------------------------------------------------------------------

As of September 30, 2004, the Trust had no outstanding forward currency settlement contracts.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Trust Shares
There are an unlimited number of common shares of beneficial interest authorized. Of the 26,796,886 common shares of beneficial interest outstanding at September 30, 2004 PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the six months ended September 30, 2004 and the year ended March 31, 2004 were as follows:
--------------------------------------------------------------------------------

                                               9/04         3/04
Shares outstanding at beginning of period   26,768,347   26,674,075
Reinvestment of distributions                   28,539       94,272
                                            ----------   ----------
Shares outstanding at end of period         26,796,886   26,768,347
                                            ==========   ==========
--------------------------------------------------------------------------------



The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2004, there were 6,040 Auction Market Preferred Shares ("AMPS") as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 AMPS and Series TH7 AMPS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on Series W28 AMPS are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 1.03% to 1.94% during the six months ended September 30, 2004.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6. Subsequent Events
Subsequent to September 30, 2004 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 29, 2004, to shareowners of record on October 15, 2004.

For the period October 1, 2004 to October 31, 2004, dividends declared on preferred shares totaled $216,765 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                        Asset Allocation
Pioneer Fund                       Pioneer Ibbotson Moderate
Pioneer Balanced Fund                Allocation Fund
Pioneer Equity Income Fund         Pioneer Ibbotson Growth
Pioneer Growth Shares                Allocation Fund
Pioneer Mid Cap Growth Fund        Pioneer Ibbotson Aggressive
Pioneer Mid Cap Value Fund           Allocation Fund
Pioneer Oak Ridge Large Cap
  Growth Fund                      International/Global Equity
Pioneer Oak Ridge Small Cap        Pioneer Emerging Markets Fund
  Growth Fund                      Pioneer Europe Select Fund
Pioneer Papp America-Pacific       Pioneer Europe Fund
  Rim Fund                         Pioneer International Equity Fund
Pioneer Papp Small and Mid Cap     Pioneer International Value Fund
  Growth Fund
Pioneer Papp Stock Fund            Fixed Income
Pioneer Papp Strategic             Pioneer America Income Trust
  Growth Fund                      Pioneer Bond Fund
Pioneer Real Estate Shares         Pioneer Global High Yield Fund
Pioneer Research Fund*             Pioneer High Yield Fund
Pioneer Small Cap Value Fund       Pioneer Short Term Income Fund
Pioneer Small Company Fund         Pioneer Strategic Income Fund
Pioneer Value Fund                 Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer High Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 6-month period ended September 30, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                             1-800-288-9541

Telecommunications Device for the Deaf (TDD)                    1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                           Write to
General inquiries, lost dividend checks       P.O. Box 3315
                                              South Hackensack, NJ
                                              07606-1915

Change of address, account consolidation      P.O. Box 3316
                                              South Hackensack, NJ
                                              07606-1916

Lost stock certificates                       P.O. Box 3317
                                              South Hackensack, NJ
                                              07606-1917

Stock transfer                                P.O. Box 3312
                                              South Hackensack, NJ
                                              07606-1912

Dividend reinvestment plan (DRIP)             P.O. Box 3338
                                              South Hackensack, NJ
                                              07606-1938

For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[ Logo Pioneer
       Investments]

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com

16412-00-1104
(C)2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.